Income Taxes (Details) - Schedule of Provision for Income Taxes	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense (benefit)	¥ (17,394)
Deferred tax expense
Income tax expense	¥ (17,394)	$ (2,456)